Contingent liabilities and financial commitments	6 Months Ended
Jun. 30, 2020
Disclosure Of Contingent Liabilities [Abstract]
Contingent liabilities and financial commitments

Notes to the Interim Financial Statements

CONTINGENT LIABILITIES AND FINANCIAL COMMITMENTS

The Group has contingent liabilities in respect of litigation, taxes and guarantees in various countries, as described below and further described in Note 27 to the 2019 Annual Report and Accounts and Form 20-F, pages 191 to 213. The Group is subject to contingencies pursuant to requirements that it complies with relevant laws, regulations and standards. Failure to comply could result in restrictions in operations, damages, fines, increased tax, increased cost of compliance, interest charges, reputational damage or other sanctions. These matters are inherently difficult to quantify.

In cases where the Group has an obligation as a result of a past event existing at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated, a provision will be recognised based on best estimates and management judgement. There are, however, contingent liabilities in respect of litigation, taxes in some countries and guarantees for which no provisions have been made. While the amounts that may be payable or receivable could be material to the results or cash flows of the Group in the period in which they are recognised, the Board does not expect these amounts to have a material effect on the Group’s financial condition.

Taxes

The Group has exposures in respect of the payment or recovery of a number of taxes. The Group is and has been subject to a number of tax audits covering, among others, excise tax, value-added taxes, sales taxes, corporate taxes, overseas withholding taxes and payroll taxes. The estimated costs of known tax obligations have been provided in these accounts in accordance with the Group’s accounting policies. In some countries, tax law requires that full or part payment of disputed tax assessments be made pending resolution of the dispute. To the extent that such payments exceed the estimated obligation, they would not be recognised as an expense.

There are disputes that may proceed to litigation in a number of countries including Brazil and Netherlands. In the Netherlands, further assessments of £215 million have been received relating to historical transactions. The Group believes that its companies have meritorious defences in law and fact in these matters and has appealed against the assessments in full.

In Bangladesh, on 25 July 2018, the Appellate Division of the Supreme Court in Bangladesh reversed the decision of the High Court against BAT Bangladesh in respect of the retrospective demands for VAT and Supplementary Duty amounting to approximately £170 million. On 3 February 2020, the certified Court Order was received. The Attorney General has 30 days to file a review petition with the Court. The Group is not, at the date of this announcement, aware of any filing.

British American Tobacco Egypt LLC is subject to two ongoing civil cases concerning the imposition of sales tax on low price category brands brought by the Egyptian tax authority for £113 million. Management believes that the tax claims are unfounded and has appealed the tax claims. These cases are under review by the Council of State and hearings were scheduled for 2020 but have been postponed due to COVID-19.

The Group is also appealing the ruling in respect of central and local excise taxes including penalties in South Korea.

Group litigation

Group companies, as well as other leading cigarette manufacturers, are defendants in a number of product liability cases. In a number of the cases, the amounts of compensatory and punitive damages sought are significant.

Notes to the Interim Financial Statements
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While it is impossible to be certain of the outcome of any particular case or of the amount of any possible adverse verdict, the Group believes that the defences of the Group’s companies to all these various claims are meritorious on both the law and the facts, and a vigorous defence is being made everywhere. If an adverse judgment is entered against any of the Group’s companies in any case, avenues of appeal will be pursued as necessary. Such appeals could require the appellants to post appeal bonds or substitute security in amounts that could in some cases equal or exceed the amount of the judgment. At least in the aggregate, and despite the quality of defences available to the Group, it is not impossible that the Group’s results of operations or cash flows in a particular period could be materially affected by this and by the final outcome of any particular litigation.

In Canada, following the implementation of legislation enabling provincial governments to recover healthcare costs directly from tobacco manufacturers, ten actions for recovery of healthcare costs arising from the treatment of smoking and health-related diseases were commenced in ten provinces. Damages sought have not yet been quantified by all ten provinces; however, in respect of five provinces, the damages quantified in each of the provinces range between CAD$10 billion and CAD$118 billion and the province of Ontario delivered an expert report quantifying its damages in the range of CAD$280-630 billion in 2016/2017 dollars. Ontario has amended its Statement of Claim to claim damages of CAD$330 billion. On 31 January 2019, the Province delivered a further expert report claiming an additional CAD$9.4 to CAD$10.9 billion in damages (approximately £5.6 billion - £6.5 billion) in respect of environmental tobacco smoke. No trial date has been set. In respect of New Brunswick, on 7 March 2019, the New Brunswick Court of Queen’s Bench released a decision requiring the Province to produce a substantial amount of additional documentation and data to the defendants. As a result, the original trial date of 4 November 2019 would have been delayed. No new trial date has been set.

In addition to the actions commenced by the provincial governments, there are numerous class actions outstanding against Group companies. As set out below, all of these actions are currently subject to stays of proceedings. On 1 March 2019, the Quebec Court of Appeal handed down a judgment which largely upheld and endorsed the lower court’s previous decision in the Quebec class actions. Imperial Tobacco Canada Limited’s (“Imperial”) share of the judgment is approximately CAD$ 9.2 billion. As a result of this judgment, the then immediate attempts by the Quebec plaintiffs to obtain payment out of the CAD$758 million on deposit with the court, the fact that JTI-MacDonald Corp (a co-defendant in the cases) filed for protection under the Companies’ Creditors Arrangement Act (the “CCAA”) on 8 March 2019 and obtained a court ordered stay of all tobacco litigation in Canada as against all defendants (including the RJR Companies) until 4 April 2019, and the need for a process to resolve all of the outstanding litigation across the country, on 12 March 2019, Imperial filed for protection under the CCAA. In its application, Imperial asked the Ontario Superior Court to stay all pending or contemplated litigation against Imperial, certain of its subsidiaries and all other Group companies that were defendants in the Canadian tobacco litigation (the “Stays”). The Stays are currently in place until 30 September 2020. While the Stays are in place, no steps are to be taken in connection with the Canadian tobacco litigation with respect to any of the defendants.

As at 30 June 2020 the Group’s subsidiaries, R. J. Reynolds Tobacco Company (“RJRT”), Lorillard Tobacco Company and/or Brown & Williamson Holdings, Inc., had been served in 1,514 pending Engle progeny cases filed on behalf of approximately 1,906 individual plaintiffs. Many of these are in active discovery or nearing trial. In the first half of 2020, RJRT or Lorillard Tobacco paid judgments in five Engle progeny cases. Those payments totalled US$47.6 million (approximately £38.5 million) in compensatory or punitive damages. Additional costs were paid in respect of attorneys’ fees and statutory interest. In addition, since 1 January 2018 through to 30 June 2020, outstanding jury verdicts in favour of the Engle progeny plaintiffs had been entered against RJRT or Lorillard Tobacco Company for US$80.8 million in compensatory damages (as adjusted) and US$186.6 million in punitive damages. A significant majority of these verdicts are in various stages in the appellate process and have been bonded as required by Florida law under the US$200 million  bond cap passed by the Florida legislature in 2009. Although the Group cannot currently predict when or how much it may be required to bond and pay, the Group companies will likely be required to bond and pay additional judgments as the litigation proceeds.

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In January 2017, NCR and Appvion entered into a Consent Decree with the US Government to resolve how the remaining clean-up will be funded and to resolve further outstanding claims between them. The Consent Decree was approved by the District Court of Wisconsin in August 2017.  The US Government enforcement action against NCR was terminated as a result of that order and contribution claims from the Potentially Responsible Parties (“PRPs”) against NCR were dismissed. On 4 January 2019, the US Government, P. H. Glatfelter and Georgia-Pacific (the remaining Fox River PRPs) sought approval for a separate Consent Decree settling the allocation of costs on the Fox River. This Consent Decree was approved by the District Court in the Eastern District of Wisconsin on 14 March 2019 and concludes all existing litigation on the Fox River clean-up. Considering these developments, the provision has been reviewed. No adjustment has been proposed, with the provision standing at £70 million at 30 June 2020 after disbursements.

In July 2016, the High Court ruled in favour of a Group subsidiary, BTI 2014 LLC (“BTI”), stating that a dividend of €135 million (approximately £123 million) paid by Windward to Sequana in May 2009 was a transaction made with the intention of putting assets beyond the reach of BTI and of negatively impacting its interests. On 10 February 2017, further to a hearing in January 2017 to determine the relief due, the Court found in BTI’s favour, ordering that Sequana must pay an amount up to the full value of the dividend plus interest which equates to around US$185 million (approximately £149 million), related to past and future clean-up costs. The Court granted all parties leave to appeal and Sequana a stay in respect of the above payments. The appeal was heard in June 2018. Judgment was given on 6 February 2019 and the Court of Appeal upheld the High Court’s findings against Sequana. The Court of Appeal refused applications made by both parties for a further appeal to the U.K. Supreme Court. Both parties applied directly to the U.K. Supreme Court for permission to appeal in March 2019. On 31 July 2019, BTI was granted permission to appeal to the Supreme Court.  On the same day, the Supreme Court refused Sequana permission to appeal.  The hearing of BTI’s appeal was listed to take place on 25 and 26 March 2020 but was adjourned because of the COVID-19 pandemic. The hearing is now listed to take place on 4 and 5 May 2021.  In February 2017, Sequana entered into a process in France seeking court protection (the “Sauvegarde”), exiting the Sauvegarde in June 2017. No payments have been received.

Investigations
The Group has been investigating, and is aware of governmental authorities’ investigations into, allegations of misconduct. It has been liaising with relevant authorities, including the UK’s Serious Fraud Office, which is conducting an investigation into suspicions of corruption in the conduct of business by Group companies and associated persons, and the DOJ and OFAC in the United States, which are conducting an investigation into suspicions of breach of sanctions. The Group is cooperating with the authorities’ investigations.

The potential for fines, penalties or other consequences cannot currently be assessed. As the investigations are ongoing, it is not yet possible to identify the timescale in which these matters might be resolved.

Summary

Having regard to all these matters, with the exception of Fox River, Quebec and potentially certain Engle progeny cases, the Group does not consider it appropriate to make any provision or charge in respect of any pending litigation. The Group does not believe that the ultimate outcome of this litigation will significantly impair the Group’s financial condition. If the facts and circumstances change, then there could be a material impact on the financial statements of the Group.

Full details of the litigation against Group companies and tax disputes as at 30 June 2020 will be included in the Annual Report and Form 20-F for the year ended 31 December 2020. Whilst there has been some movement on new and existing cases against Group companies, there have been, except as otherwise stated, no material developments to date in 2020 that would impact on the financial position of the Group.